Equity - At-the-market offering (Details) € in Thousands, $ in Thousands		3 Months Ended	12 Months Ended
	Sep. 17, 2021 USD ($)	Mar. 31, 2023 USD ($) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2021 EUR (€)
Issued Capital and Reserves
Cash received from issuance of shares | €			€ 235,840		€ 404,062
ATM Offering Program
Issued Capital and Reserves
Cash received from issuance of shares | $	$ 600
Number of shares issued | shares		1,748,218	6,908,493	6,908,493
Aggregate gross proceeds | $		$ 18,023		$ 69,139
Number of shares authorized | shares			513,000,000	513,000,000